Report Of The Directors Financial Review Risk Report - Distribution Of Financial Instruments By Credit Quality (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 2,433,785	$ 2,293,296
Financial Assets Excluding Equity Securities
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,305,592	2,204,751
Cash and balances at central banks
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	180,624	128,009
Items in the course of collection from other banks
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	6,628	5,003
Hong Kong Government certificates of indebtedness
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	34,186	31,228
Trading assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	188,735	171,521
Financial assets designated at fair value
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,704	4,472
Derivatives
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	219,818	290,872
Distribution of financial instruments by credit quality
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	962,964	861,504
Loans and advances to banks held at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	90,393	88,126
Reverse repurchase agreements – non-trading
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	201,553	160,974
Financial investments
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	385,159	432,130
Other assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	30,828	30,912
Gross carrying amount | Financial Assets Excluding Equity Securities
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,313,124	2,212,851
Gross carrying amount | Cash and balances at central banks
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	180,624	128,009
Gross carrying amount | Items in the course of collection from other banks
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	6,628	5,003
Gross carrying amount | Hong Kong Government certificates of indebtedness
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	34,186	31,228
Gross carrying amount | Trading assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	188,735	171,521
Gross carrying amount | Financial assets designated at fair value
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,704	4,472
Gross carrying amount | Derivatives
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	219,818	290,872
Gross carrying amount | Distribution of financial instruments by credit quality
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	970,448	869,354
Gross carrying amount | Loans and advances to banks held at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	90,393	88,126
Gross carrying amount | Reverse repurchase agreements – non-trading
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	201,553	160,974
Gross carrying amount | Financial investments
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	385,159	432,130
Gross carrying amount | Other assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	30,876	31,162
Gross carrying amount | Past due but not impaired | Financial Assets Excluding Equity Securities
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	8,716	9,028
Gross carrying amount | Past due but not impaired | Cash and balances at central banks
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets
Gross carrying amount | Past due but not impaired | Items in the course of collection from other banks
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets
Gross carrying amount | Past due but not impaired | Hong Kong Government certificates of indebtedness
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets
Gross carrying amount | Past due but not impaired | Trading assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets
Gross carrying amount | Past due but not impaired | Financial assets designated at fair value
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets
Gross carrying amount | Past due but not impaired | Derivatives
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets
Gross carrying amount | Past due but not impaired | Distribution of financial instruments by credit quality
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	8,600	8,662
Gross carrying amount | Past due but not impaired | Loans and advances to banks held at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	9	6
Gross carrying amount | Past due but not impaired | Reverse repurchase agreements – non-trading
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying amount | Past due but not impaired | Financial investments
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying amount | Past due but not impaired | Other assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	107	360
Gross carrying amount | Impaired | Financial Assets Excluding Equity Securities
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	16,341	20,510
Gross carrying amount | Impaired | Cash and balances at central banks
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets
Gross carrying amount | Impaired | Items in the course of collection from other banks
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets
Gross carrying amount | Impaired | Hong Kong Government certificates of indebtedness
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets
Gross carrying amount | Impaired | Trading assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets
Gross carrying amount | Impaired | Financial assets designated at fair value
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets
Gross carrying amount | Impaired | Derivatives
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets
Gross carrying amount | Impaired | Distribution of financial instruments by credit quality
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	15,470	18,228
Gross carrying amount | Impaired | Loans and advances to banks held at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying amount | Impaired | Reverse repurchase agreements – non-trading
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying amount | Impaired | Financial investments
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	728	1,031
Gross carrying amount | Impaired | Other assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	143	1,251
Accumulated impairment | Financial Assets Excluding Equity Securities
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(7,532)	(8,100)
Accumulated impairment | Cash and balances at central banks
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets
Accumulated impairment | Items in the course of collection from other banks
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets
Accumulated impairment | Hong Kong Government certificates of indebtedness
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets
Accumulated impairment | Trading assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets
Accumulated impairment | Financial assets designated at fair value
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets
Accumulated impairment | Derivatives
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets
Accumulated impairment | Distribution of financial instruments by credit quality
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(7,484)	(7,850)
Accumulated impairment | Loans and advances to banks held at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Accumulated impairment | Reverse repurchase agreements – non-trading
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Accumulated impairment | Financial investments
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets
Accumulated impairment | Other assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(48)	(250)
Treasury and other eligible bills | Trading assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	17,532	14,451
Treasury and other eligible bills | Gross carrying amount | Trading assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	17,532	14,451
Treasury and other eligible bills | Gross carrying amount | Past due but not impaired | Trading assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets
Treasury and other eligible bills | Gross carrying amount | Impaired | Trading assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets
Treasury and other eligible bills | Accumulated impairment | Trading assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets
Debt securities
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	52,919	46,923
Debt securities | Trading assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	107,486	94,054
Debt securities | Gross carrying amount | Trading assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	107,486	94,054
Debt securities | Gross carrying amount | Past due but not impaired | Trading assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets
Debt securities | Gross carrying amount | Impaired | Trading assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets
Debt securities | Accumulated impairment | Trading assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets
– loans and advances to customers
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	962,964	861,504
– loans and advances to customers | Trading assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	37,660	38,247
– loans and advances to customers | Neither past due nor impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	953,003	849,041
– loans and advances to customers | Impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	9,961	12,463
– loans and advances to customers | Gross carrying amount | Trading assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	37,660	38,247
– loans and advances to customers | Gross carrying amount | Past due but not impaired | Trading assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets
– loans and advances to customers | Gross carrying amount | Impaired | Trading assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets
– loans and advances to customers | Accumulated impairment | Trading assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets
Loans and advances to banks
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	90,393	88,126
Loans and advances to banks | Trading assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	26,057	24,769
Loans and advances to banks | Gross carrying amount | Trading assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	26,057	24,769
Loans and advances to banks | Gross carrying amount | Past due but not impaired | Trading assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets
Loans and advances to banks | Gross carrying amount | Impaired | Trading assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets
Loans and advances to banks | Accumulated impairment | Trading assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets
– endorsements and acceptances | Other assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	9,750	8,574
– endorsements and acceptances | Gross carrying amount | Other assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	9,750	8,574
– endorsements and acceptances | Gross carrying amount | Past due but not impaired | Other assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	15	35
– endorsements and acceptances | Gross carrying amount | Impaired | Other assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	31	92
– endorsements and acceptances | Accumulated impairment | Other assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets
- accrued income and other | Other assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	20,644	18,354
- accrued income and other | Gross carrying amount | Other assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	20,644	18,354
- accrued income and other | Gross carrying amount | Past due but not impaired | Other assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	91	89
- accrued income and other | Gross carrying amount | Impaired | Other assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	56	129
- accrued income and other | Accumulated impairment | Other assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets
-assets held for sale | Other assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	434	3,984
-assets held for sale | Gross carrying amount | Other assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	482	4,234
-assets held for sale | Gross carrying amount | Past due but not impaired | Other assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1	236
-assets held for sale | Gross carrying amount | Impaired | Other assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	56	1,030
-assets held for sale | Accumulated impairment | Other assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(48)	(250)
– personal | Distribution of financial instruments by credit quality
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	374,762	337,826
– personal | Gross carrying amount | Distribution of financial instruments by credit quality
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	376,481	339,798
– personal | Gross carrying amount | Past due but not impaired | Distribution of financial instruments by credit quality
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,658	5,062
– personal | Gross carrying amount | Impaired | Distribution of financial instruments by credit quality
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,922	6,490
– personal | Accumulated impairment | Distribution of financial instruments by credit quality
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1,719)	(1,972)
– personal | – loans and advances to customers
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	374,762	337,826
– personal | – loans and advances to customers | Neither past due nor impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	370,842	332,574
– personal | – loans and advances to customers | Impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,920	5,252
– corporate and commercial | Distribution of financial instruments by credit quality
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	516,754	460,209
– corporate and commercial | Gross carrying amount | Distribution of financial instruments by credit quality
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	522,248	465,827
– corporate and commercial | Gross carrying amount | Past due but not impaired | Distribution of financial instruments by credit quality
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,422	3,128
– corporate and commercial | Gross carrying amount | Impaired | Distribution of financial instruments by credit quality
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	10,254	11,362
– corporate and commercial | Accumulated impairment | Distribution of financial instruments by credit quality
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(5,494)	(5,618)
– corporate and commercial | – loans and advances to customers
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	516,754	460,209
– corporate and commercial | – loans and advances to customers | Neither past due nor impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	510,784	453,151
– corporate and commercial | – loans and advances to customers | Impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5,970	7,058
– non-bank financial institutions | Distribution of financial instruments by credit quality
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	71,448	63,469
– non-bank financial institutions | Gross carrying amount | Distribution of financial instruments by credit quality
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	71,719	63,729
– non-bank financial institutions | Gross carrying amount | Past due but not impaired | Distribution of financial instruments by credit quality
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	520	472
– non-bank financial institutions | Gross carrying amount | Impaired | Distribution of financial instruments by credit quality
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	294	376
– non-bank financial institutions | Accumulated impairment | Distribution of financial instruments by credit quality
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(271)	(260)
– non-bank financial institutions | – loans and advances to customers
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	71,448	63,469
– non-bank financial institutions | – loans and advances to customers | Neither past due nor impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	71,377	63,316
– non-bank financial institutions | – loans and advances to customers | Impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	71	153
Strong | Gross carrying amount | Neither past due nor impaired | Financial Assets Excluding Equity Securities
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,635,086	1,579,517
Strong | Gross carrying amount | Neither past due nor impaired | Cash and balances at central banks
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	179,155	126,838
Strong | Gross carrying amount | Neither past due nor impaired | Items in the course of collection from other banks
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	6,322	4,656
Strong | Gross carrying amount | Neither past due nor impaired | Hong Kong Government certificates of indebtedness
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	34,186	31,228
Strong | Gross carrying amount | Neither past due nor impaired | Trading assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	137,983	127,997
Strong | Gross carrying amount | Neither past due nor impaired | Financial assets designated at fair value
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,378	3,249
Strong | Gross carrying amount | Neither past due nor impaired | Derivatives
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	181,195	236,693
Strong | Gross carrying amount | Neither past due nor impaired | Distribution of financial instruments by credit quality
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	503,759	437,531
Strong | Gross carrying amount | Neither past due nor impaired | Loans and advances to banks held at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	77,175	73,516
Strong | Gross carrying amount | Neither past due nor impaired | Reverse repurchase agreements – non-trading
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	143,154	123,822
Strong | Gross carrying amount | Neither past due nor impaired | Financial investments
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	356,065	401,010
Strong | Gross carrying amount | Neither past due nor impaired | Other assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	12,714	12,977
Strong | Treasury and other eligible bills | Gross carrying amount | Neither past due nor impaired | Trading assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	15,412	13,595
Strong | Debt securities | Gross carrying amount | Neither past due nor impaired | Trading assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	84,493	73,171
Strong | – loans and advances to customers | Gross carrying amount | Neither past due nor impaired | Trading assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	22,582	25,875
Strong | Loans and advances to banks | Gross carrying amount | Neither past due nor impaired | Trading assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	15,496	15,356
Strong | – endorsements and acceptances | Gross carrying amount | Neither past due nor impaired | Other assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,430	1,160
Strong | - accrued income and other | Gross carrying amount | Neither past due nor impaired | Other assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	11,175	10,043
Strong | -assets held for sale | Gross carrying amount | Neither past due nor impaired | Other assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	109	1,774
Strong | – personal | Gross carrying amount | Neither past due nor impaired | Distribution of financial instruments by credit quality
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	324,960	290,313
Strong | – corporate and commercial | Gross carrying amount | Neither past due nor impaired | Distribution of financial instruments by credit quality
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	140,382	111,848
Strong | – non-bank financial institutions | Gross carrying amount | Neither past due nor impaired | Distribution of financial instruments by credit quality
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	38,417	35,370
Good | Gross carrying amount | Neither past due nor impaired | Financial Assets Excluding Equity Securities
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	336,212	313,707
Good | Gross carrying amount | Neither past due nor impaired | Cash and balances at central banks
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,043	711
Good | Gross carrying amount | Neither past due nor impaired | Items in the course of collection from other banks
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	29	14
Good | Gross carrying amount | Neither past due nor impaired | Hong Kong Government certificates of indebtedness
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Good | Gross carrying amount | Neither past due nor impaired | Trading assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	22,365	20,345
Good | Gross carrying amount | Neither past due nor impaired | Financial assets designated at fair value
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	269	367
Good | Gross carrying amount | Neither past due nor impaired | Derivatives
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	31,827	45,961
Good | Gross carrying amount | Neither past due nor impaired | Distribution of financial instruments by credit quality
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	222,343	200,385
Good | Gross carrying amount | Neither past due nor impaired | Loans and advances to banks held at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	9,026	8,238
Good | Gross carrying amount | Neither past due nor impaired | Reverse repurchase agreements – non-trading
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	32,321	18,223
Good | Gross carrying amount | Neither past due nor impaired | Financial investments
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	10,463	13,579
Good | Gross carrying amount | Neither past due nor impaired | Other assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	6,526	5,884
Good | Treasury and other eligible bills | Gross carrying amount | Neither past due nor impaired | Trading assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	531	672
Good | Debt securities | Gross carrying amount | Neither past due nor impaired | Trading assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	9,517	7,746
Good | – loans and advances to customers | Gross carrying amount | Neither past due nor impaired | Trading assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	6,539	5,808
Good | Loans and advances to banks | Gross carrying amount | Neither past due nor impaired | Trading assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5,778	6,119
Good | – endorsements and acceptances | Gross carrying amount | Neither past due nor impaired | Other assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,636	3,688
Good | - accrued income and other | Gross carrying amount | Neither past due nor impaired | Other assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,837	1,660
Good | -assets held for sale | Gross carrying amount | Neither past due nor impaired | Other assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	53	536
Good | – personal | Gross carrying amount | Neither past due nor impaired | Distribution of financial instruments by credit quality
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	26,612	24,544
Good | – corporate and commercial | Gross carrying amount | Neither past due nor impaired | Distribution of financial instruments by credit quality
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	176,745	158,878
Good | – non-bank financial institutions | Gross carrying amount | Neither past due nor impaired | Distribution of financial instruments by credit quality
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	18,986	16,963
Satisfactory | Gross carrying amount | Neither past due nor impaired | Financial Assets Excluding Equity Securities
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	293,685	263,995
Satisfactory | Gross carrying amount | Neither past due nor impaired | Cash and balances at central banks
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	407	444
Satisfactory | Gross carrying amount | Neither past due nor impaired | Items in the course of collection from other banks
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	273	329
Satisfactory | Gross carrying amount | Neither past due nor impaired | Hong Kong Government certificates of indebtedness
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Satisfactory | Gross carrying amount | Neither past due nor impaired | Trading assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	26,438	21,947
Satisfactory | Gross carrying amount | Neither past due nor impaired | Financial assets designated at fair value
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,029	542
Satisfactory | Gross carrying amount | Neither past due nor impaired | Derivatives
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5,874	7,368
Satisfactory | Gross carrying amount | Neither past due nor impaired | Distribution of financial instruments by credit quality
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	204,162	185,717
Satisfactory | Gross carrying amount | Neither past due nor impaired | Loans and advances to banks held at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,144	6,293
Satisfactory | Gross carrying amount | Neither past due nor impaired | Reverse repurchase agreements – non-trading
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	25,636	18,166
Satisfactory | Gross carrying amount | Neither past due nor impaired | Financial investments
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	15,017	13,570
Satisfactory | Gross carrying amount | Neither past due nor impaired | Other assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	10,705	9,619
Satisfactory | Treasury and other eligible bills | Gross carrying amount | Neither past due nor impaired | Trading assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	491	138
Satisfactory | Debt securities | Gross carrying amount | Neither past due nor impaired | Trading assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	12,978	12,741
Satisfactory | – loans and advances to customers | Gross carrying amount | Neither past due nor impaired | Trading assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	8,212	5,818
Satisfactory | Loans and advances to banks | Gross carrying amount | Neither past due nor impaired | Trading assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,757	3,250
Satisfactory | – endorsements and acceptances | Gross carrying amount | Neither past due nor impaired | Other assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,455	3,125
Satisfactory | - accrued income and other | Gross carrying amount | Neither past due nor impaired | Other assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	7,124	6,102
Satisfactory | -assets held for sale | Gross carrying amount | Neither past due nor impaired | Other assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	126	392
Satisfactory | – personal | Gross carrying amount | Neither past due nor impaired | Distribution of financial instruments by credit quality
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	14,549	12,505
Satisfactory | – corporate and commercial | Gross carrying amount | Neither past due nor impaired | Distribution of financial instruments by credit quality
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	176,661	163,107
Satisfactory | – non-bank financial institutions | Gross carrying amount | Neither past due nor impaired | Distribution of financial instruments by credit quality
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	12,952	10,105
Sub- standard | Gross carrying amount | Neither past due nor impaired | Financial Assets Excluding Equity Securities
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	23,084	26,094
Sub- standard | Gross carrying amount | Neither past due nor impaired | Cash and balances at central banks
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	19	16
Sub- standard | Gross carrying amount | Neither past due nor impaired | Items in the course of collection from other banks
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4	4
Sub- standard | Gross carrying amount | Neither past due nor impaired | Hong Kong Government certificates of indebtedness
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Sub- standard | Gross carrying amount | Neither past due nor impaired | Trading assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,949	1,232
Sub- standard | Gross carrying amount | Neither past due nor impaired | Financial assets designated at fair value
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	28	314
Sub- standard | Gross carrying amount | Neither past due nor impaired | Derivatives
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	922	850
Sub- standard | Gross carrying amount | Neither past due nor impaired | Distribution of financial instruments by credit quality
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	16,114	18,831
Sub- standard | Gross carrying amount | Neither past due nor impaired | Loans and advances to banks held at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	39	73
Sub- standard | Gross carrying amount | Neither past due nor impaired | Reverse repurchase agreements – non-trading
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	442	763
Sub- standard | Gross carrying amount | Neither past due nor impaired | Financial investments
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,886	2,940
Sub- standard | Gross carrying amount | Neither past due nor impaired | Other assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	681	1,071
Sub- standard | Treasury and other eligible bills | Gross carrying amount | Neither past due nor impaired | Trading assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,098	46
Sub- standard | Debt securities | Gross carrying amount | Neither past due nor impaired | Trading assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	498	396
Sub- standard | – loans and advances to customers | Gross carrying amount | Neither past due nor impaired | Trading assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	327	746
Sub- standard | Loans and advances to banks | Gross carrying amount | Neither past due nor impaired | Trading assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	26	44
Sub- standard | – endorsements and acceptances | Gross carrying amount | Neither past due nor impaired | Other assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	183	474
Sub- standard | - accrued income and other | Gross carrying amount | Neither past due nor impaired | Other assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	361	331
Sub- standard | -assets held for sale | Gross carrying amount | Neither past due nor impaired | Other assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	137	266
Sub- standard | – personal | Gross carrying amount | Neither past due nor impaired | Distribution of financial instruments by credit quality
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	780	884
Sub- standard | – corporate and commercial | Gross carrying amount | Neither past due nor impaired | Distribution of financial instruments by credit quality
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	14,784	17,504
Sub- standard | – non-bank financial institutions | Gross carrying amount | Neither past due nor impaired | Distribution of financial instruments by credit quality
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 550	$ 443
Portfolio Concentration Risk | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Concentration risk percentage	100.00%
Portfolio Concentration Risk | Gross carrying amount | Past due but not impaired
Disclosure of financial assets that are either past due or impaired [line items]
Concentration risk percentage	0.40%
Portfolio Concentration Risk | Gross carrying amount | Impaired
Disclosure of financial assets that are either past due or impaired [line items]
Concentration risk percentage	0.70%
Portfolio Concentration Risk | Strong | Gross carrying amount | Neither past due nor impaired
Disclosure of financial assets that are either past due or impaired [line items]
Concentration risk percentage	70.70%
Portfolio Concentration Risk | Good | Gross carrying amount | Neither past due nor impaired
Disclosure of financial assets that are either past due or impaired [line items]
Concentration risk percentage	14.50%
Portfolio Concentration Risk | Satisfactory | Gross carrying amount | Neither past due nor impaired
Disclosure of financial assets that are either past due or impaired [line items]
Concentration risk percentage	12.70%
Portfolio Concentration Risk | Sub- standard | Gross carrying amount | Neither past due nor impaired
Disclosure of financial assets that are either past due or impaired [line items]
Concentration risk percentage	1.00%
Portfolio Concentration Risk | Financial Assets Excluding Equity Securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Concentration risk percentage		100.00%
Portfolio Concentration Risk | Financial Assets Excluding Equity Securities | Gross carrying amount | Past due but not impaired
Disclosure of financial assets that are either past due or impaired [line items]
Concentration risk percentage		0.40%
Portfolio Concentration Risk | Financial Assets Excluding Equity Securities | Gross carrying amount | Impaired
Disclosure of financial assets that are either past due or impaired [line items]
Concentration risk percentage		0.90%
Portfolio Concentration Risk | Financial Assets Excluding Equity Securities | Accumulated impairment
Disclosure of financial assets that are either past due or impaired [line items]
Concentration risk percentage	0.80%	0.80%
Portfolio Concentration Risk | Financial Assets Excluding Equity Securities | Strong | Gross carrying amount | Neither past due nor impaired
Disclosure of financial assets that are either past due or impaired [line items]
Concentration risk percentage		71.40%
Portfolio Concentration Risk | Financial Assets Excluding Equity Securities | Good | Gross carrying amount | Neither past due nor impaired
Disclosure of financial assets that are either past due or impaired [line items]
Concentration risk percentage		14.20%
Portfolio Concentration Risk | Financial Assets Excluding Equity Securities | Satisfactory | Gross carrying amount | Neither past due nor impaired
Disclosure of financial assets that are either past due or impaired [line items]
Concentration risk percentage		11.90%
Portfolio Concentration Risk | Financial Assets Excluding Equity Securities | Sub- standard | Gross carrying amount | Neither past due nor impaired
Disclosure of financial assets that are either past due or impaired [line items]
Concentration risk percentage		1.20%